Activities of Orange Bank - Derivatives (Details) € in Millions	Dec. 31, 2019 EUR (€)
Futures contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount	€ 648
Operating segments [member] | Orange Bank, operating segment [member] | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	535
Operating segments [member] | Orange Bank, operating segment [member] | fungible treasury Bonds [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	0
Operating segments [member] | Orange Bank, operating segment [member] | fungible treasury Bonds [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	(5)
Operating segments [member] | Orange Bank, operating segment [member] | fungible treasury Bonds [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	12
Operating segments [member] | Orange Bank, operating segment [member] | fungible treasury Bonds [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	16
Operating segments [member] | Orange Bank, operating segment [member] | Negotiable debt securities [member]
Disclosure of detailed information about hedges [line items]
Notional amount	289
Fair value of derivative not designated as hedging instrument	0
Operating segments [member] | Orange Bank, operating segment [member] | BEI securities [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative not designated as hedging instrument	0
Operating segments [member] | Orange Bank, operating segment [member] | BEI securities [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	10
Operating segments [member] | Orange Bank, operating segment [member] | Trading swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount	33
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Notional amount	5
Fair value of derivative designated as hedging instrument	0
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	(9)
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	154
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	24
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	357
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	385
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	150
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | French inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Notional amount	210
Fair value of derivative designated as hedging instrument	(55)
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | fungible treasury Bonds [member]
Disclosure of detailed information about hedges [line items]
Notional amount	117
Fair value of derivative designated as hedging instrument	(5)
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | fungible treasury Bonds [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	35
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Notional amount	20
Fair value of derivative designated as hedging instrument	(4)
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	€ 82